Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,222,850.59

Principal:
Principal Collections	$27,011,487.90
Prepayments in Full	$17,401,926.09
Liquidation Proceeds	$387,390.93
Recoveries	$23,649.77
Sub Total	$44,824,454.69
Collections	$48,047,305.28

Purchase Amounts:
Purchase Amounts Related to Principal	$308,819.51
Purchase Amounts Related to Interest	$2,474.31
Sub Total	$311,293.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,358,599.10

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$48,358,599.10
Servicing Fee	$918,217.11	$918,217.11	$0.00	$0.00	$47,440,381.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,440,381.99
Interest - Class A-2 Notes	$156,720.40	$156,720.40	$0.00	$0.00	$47,283,661.59
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$46,838,108.26
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$46,700,945.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,700,945.26
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$46,623,212.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,623,212.34
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$46,566,386.34
Third Priority Principal Payment	$3,032,378.24	$3,032,378.24	$0.00	$0.00	$43,534,008.10
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$43,461,660.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,461,660.18
Regular Principal Payment	$39,048,459.10	$39,048,459.10	$0.00	$0.00	$4,413,201.08
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,413,201.08
Residual Released to Depositor	$0.00	$4,413,201.08	$0.00	$0.00	$0.00
Total		$48,358,599.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$3,032,378.24
Regular Principal Payment					$39,048,459.10
Total					$42,080,837.34
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$42,080,837.34	$82.84	$156,720.40	$0.31	$42,237,557.74	$83.15
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$42,080,837.34	$26.14	$946,343.57	$0.59	$43,027,180.91	$26.73

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$308,302,433.35	0.6068946	$266,221,596.01	0.5240583
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,028,702,433.35	0.6389853	$986,621,596.01	0.6128465

Pool Information
Weighted Average APR	3.481%	3.466%
Weighted Average Remaining Term	46.64	45.85
Number of Receivables Outstanding	58,230	56,767
Pool Balance	$1,101,860,533.03	$1,056,419,076.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,036,862,514.31	$994,100,055.11
Pool Factor	0.6583911	0.6312386

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$15,846,286.14
Yield Supplement Overcollateralization Amount	$62,319,020.92
Targeted Overcollateralization Amount	$69,797,480.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,797,480.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		141	$331,832.57
(Recoveries)		42	$23,649.77
Net Losses for Current Collection Period			$308,182.80
Cumulative Net Losses Last Collection Period			$2,283,469.28
Cumulative Net Losses for all Collection Periods			$2,591,652.08

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.34%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.01%	493	$10,629,290.43
61-90 Days Delinquent	0.11%	59	$1,180,400.35
91-120 Days Delinquent	0.02%	9	$203,662.23
Over 120 Days Delinquent	0.04%	17	$422,000.27
Total Delinquent Receivables	1.18%	578	$12,435,353.28

Repossession Inventory:
Repossessed in the Current Collection Period		31	$809,490.39
Total Repossessed Inventory		49	$1,407,338.04

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.3808%
Prior Collection Period			0.3844%
Current Collection Period			0.3427%
Three Month Average			0.3693%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1022%
Prior Collection Period			0.1460%
Current Collection Period			0.1497%
Three Month Average			0.1326%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer